Goodwill (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Changzhou Sixun [Member]
Goodwill [Line Items]
Impairment loss of goodwill			$ 1,732,454